Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation expenses recognized for share based awards granted
	For the Year Ended December 31,
	2016	2017	2018
Cost of sales	—	—	9,289
Research and development expenses	14,484	23,210	109,124
Selling, general and administrative expenses	62,200	67,086	561,055
Total	76,684	90,296	679,468

Share Options | NIO Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In Years	US$
Outstanding as of December 31, 2015	—	—	—	—
Granted	53,576,606	0.32	—	—
Cancelled	(945,346)	0.39	—	—
Expired	(7,706)	0.10	—	—
Outstanding as of December 31, 2016	52,623,554	0.32	8.30	51,506
Granted	13,460,477	1.46	—	—
Exercised	(2,723,540)	0.39	—	—
Cancelled	(5,236,562)	0.44	—	—
Expired	(348,015)	0.25	—	—
Outstanding as of December 31, 2017	57,775,914	0.57	8.52	114,299
Granted	47,216,792	2.79	—	—
Exercised	(7,732,317)	0.40	—	—
Cancelled	(5,498,453)	1.17	—	—
Expired	(687,796)	0.62	—	—
Outstanding as of December 31, 2018	91,074,140	1.69	8.23	425,988
Vested and expected to vest as of December 31, 2016	50,782,627	—	—	49,245
Exercisable as of December 31, 2016	1,297,535	—	—	1,336
Vested and expected to vest as of December 31, 2017	55,832,678	—	—	107,299
Exercisable as of December 31, 2017	5,089,894	—	—	11,070
Vested and expected to vest as of December 31, 2018	99,702,386	—	—	467,127
Exercisable as of December 31, 2018	32,959,964	—	—	185,787

Schedule of weighted average assumptions used
	2016	2017	2018
Exercise price (US$)	0.10-0.61	0.61-2.55	0.10 - 6.74
Fair value of the ordinary shares on the date of option grant (US$)	0.96-1.30	1.30-2.55	3.38 - 6.74
Risk-free interest rate	1.46%-1.78%	2.31%-2.40%	2.74% - 3.15%
Expected term (in years)	10	10	7 - 10
Expected dividend yield	0%	0%	0%
Expected volatility	54%	51%-52%	47% - 51%
Expected forfeiture rate (post-vesting)	5%	5%	5% - 8%

Restricted shares | Employees | Prime Hubs Restricted Shares Plan (the "Prime Hubs Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity
Employees	Number of Shares Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested as of December 31, 2015	13,450,000	0.72
Vested	(3,362,500)	0.72
Forfeited	(1,687,500)	0.72
Unvested as of December 31, 2016	8,400,000	0.72
Granted	2,000,000	2.05
Vested	(3,133,329)	0.84
Forfeited	(208,333)	0.72
Unvested as of December 31, 2017	7,058,338	1.04
Vested	(7,058,338)	1.04
Unvested as of December 31, 2018	—	—

Restricted shares | Employees | US | NIO Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity
	Number of Restricted Shares Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested at December 31, 2015	—	—
Granted	3,103,809	0.96
Vested	(960,958)	0.96
Forfeited	(305,464)	0.96
Unvested at December 31, 2016	1,837,387	0.96
Vested	(470,015)	0.96
Forfeited	(254,395)	0.96
Unvested at December 31, 2017	1,112,977	0.96
Vested	(608,406)	0.96
Forfeited	(63,058)	0.96
Unvested at December 31, 2018	441,513	0.96

Restricted shares | Employees | Non-US | NIO Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity
	Number of Restricted Shares Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested at December 31, 2017	-	-
Granted	509,001	6.72
Vested	(445,104)	6.74
Unvested at December 31, 2018	63,897	6.60

Restricted shares | Non Employees | Prime Hubs Restricted Shares Plan (the "Prime Hubs Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity
Non-Employees	Number of Shares Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested as of December 31, 2015	2,950,000	1.25
Vested	(2,950,000)	1.25
Unvested as of December 31, 2016, 2017 and 2018	—	—

Stock liability (the "Award")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used
	2016	2017	2018
Exercise price	1.83	1.82	1.74
Fair value of the Preferred Shares on the measurement date	1.80	2.70	4.54
Risk-free interest rate	2%	2%	2%
Remaining life (in years)	4.75	3.64	0.26
Expected dividend yield	0%	0%	0%
Expected volatility	47-51%	47-48%	43%-44%